Annual Total Returns- JPMorgan SmartRetirement 2030 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2030 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.20%)	16.88%	19.68%	7.43%	(1.54%)	5.88%	18.66%	(7.84%)	20.39%	12.23%